Fair value of financial instruments - Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 4,566	£ 3,500	£ 2,768
Other income	114	56	54
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	46	(127)
Other income	205	196
Other comprehensive income/(oss)	(1)	29
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	250	98
Significant unobservable inputs (Level 3) [member] | Investment property [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	(1)	(10)
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(1)	(10)
Significant unobservable inputs (Level 3) [member] | Net derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(14)	(301)
Other income	0	0
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(14)	(301)
Trading portfolio liabilities [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(3)	3
Other income	0	0
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(3)	3
Financial liabilities designated at fair value [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	55	58
Other income	0	10
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	55	68
Trading portfolio assets [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(60)	(34)
Other income	0	0
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(60)	(34)
Trading portfolio assets [member] | Trading portfolio liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	3,292	2,388	£ 2,426
Financial assets at fair value through the income statement [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	68	147
Other income	206	200
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	274	347
Available for sale investments [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	(4)
Other comprehensive income/(oss)	0	29
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	0	25
Financial assets at fair value through other comprehensive income [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income/(oss)	(1)	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	£ (1)	£ 0